SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventories
Raw materials	$ 180.2	$ 201.0
Finished Products	162.6	201.4
Work in process	58.2	84.1
Total inventories	$ 401.0	$ 486.5